Commitments and Contingencies (Details Narative) - QDM Holdings Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Rent expenses	$ 20,776	$ 20,776	$ 38,570	$ 38,570
General and administrative expenses	$ 19,049	$ 19,049	$ 62,949	$ 62,949